Revenues - Summary of Voyage and Time Charter Revenues From Third Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total revenues	$ 55,851,858	$ 28,949,873	$ 49,097,436
Voyage and Time Charter Revenues
Disaggregation of Revenue [Line Items]
Time charter revenue	16,666,482	15,260,157	22,047,017
Voyage revenue	27,528,241
Address commissions	(674,588)	(79,457)	(78,338)
Total revenues	$ 43,520,135	$ 15,180,700	$ 21,968,679